Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 44,687,121.32
Total Fee Amount	6,171.29
Total Offset Amount	0
Net Fee	$ 6,171.29
Offering Table N/A
Offset Table N/A	N/A